NON-CONTROLLING INTERESTS AND BUSINESS ACQUISITIONS (Tables)	12 Months Ended
Dec. 31, 2017
NON-CONTROLLING INTERESTS AND BUSINESS ACQUISITIONS
Schedule of purchase price allocation between the fair value of identifiable assets and liabilities

	2016	2015

Assets acquired
Non-cash current assets	$5.5	$20.1
Property, plant and equipment	32.7	13.9
Intangible assets	15.6	32.0
Goodwill	87.1	48.8
Other assets	—	2.1

	140.9	116.9
Liabilities assumed
Non-cash current liabilities	(3.1)	(21.2)
Deferred income taxes	(7.5)	(0.2)
Other long-term liabilities	(5.7)	—

	(16.3)	(21.4)

Net assets acquired at fair value	124.6	95.5
Non-controlling interests	—	(0.8)

	$124.6	$94.7

Consideration
Cash	$119.0	$94.5
Balance payable	5.6	0.2

	$124.6	$94.7